Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Investment securities available for sale	$ 282,875	$ 394,500
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Assets:
Investment securities available for sale	5,611	12,294
Liabilities:
Derivative instruments, liabilities	5,649	12,419
U.S. Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	2,484	2,503
U.S. Government Agency Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	4,902	4,786
U.S. Government Agency Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	205,512	265,156
Other Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	182	265
Trust Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	10,174	9,410
Collateralized Loan Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	58,996	68,603
Other Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	625	12,855
Hedged Commercial Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	5,924	9,726
Fair Value Interest Rate Swaps [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative instruments, liabilities	351	765
State and Municipal Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale		30,922
Level 1 [Member] | U.S. Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	2,484	2,503
Level 1 [Member] | Other Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	625	12,855
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Assets:
Investment securities available for sale	5,611	12,294
Liabilities:
Derivative instruments, liabilities	5,649	12,419
Level 2 [Member] | U.S. Government Agency Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	4,902	4,786
Level 2 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	205,512	265,156
Level 2 [Member] | Other Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	182	265
Level 2 [Member] | Collateralized Loan Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	58,996	68,603
Level 2 [Member] | Hedged Commercial Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	5,924	9,726
Level 2 [Member] | Fair Value Interest Rate Swaps [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Derivative instruments, liabilities	351	765
Level 2 [Member] | State and Municipal Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale		30,922
Level 3 [Member] | Trust Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Investment securities available for sale	$ 10,174	$ 9,410